Borrowings and other financial liabilities (Tables)	12 Months Ended
Jun. 30, 2026
Borrowings And Other Financial Liabilities
Schedule of current borrowings

Current

	2026 USD	2025 USD
Promissory notes	18,443,032	1,443,925
Insurance premium funding	217,917	–
Short-term borrowings from banks	2,252,236	–
Loans from external parties	444,707	195,499
Current maturities of long-term debt	252,806	–
Long-term borrowings from banks	1,714,361	–
Convertible notes	6,869	49,355
SAFE notes	–	1,929,667
	23,331,928	3,618,446

Schedule of other current financial liabilities

Current

	2026 USD	2025 USD
Other payables — Braiin corporate sub-group	22,703	77,439
Deferred consideration on the acquisition of VIS Networks Private Limited, payable within twelve months	6,719,772	–
Other payables of the acquired sub-groups	2,631,821	–
Accruals payable	2,477,006	122,919
Interest payable	1,752	–
Salaries payable	134,131	–
Branch balances payable	–	–
Share application money payable	922	–
Related party loans and payables	39,619	14,565
	12,027,726	214,923

Schedule of other non-current financial liabilities

Non-current

	2026 USD	2025 USD
Deferred consideration on the acquisition of VIS Networks Private Limited, payable after more than twelve months	4,000,602	–
Security deposits on leases	48,845	–
	4,049,447	–

Schedule of secured promissory notes

During the year the Company issued two secured promissory notes to Streeterville Capital, LLC on materially identical terms.

	Note 1	Note 2
Date of issue	12 February 2026	10 March 2026
Maturity date	12 February 2027	10 March 2027
Original principal	7,115,000	2,190,000
Original issue discount	(585,000)	(180,000)
Transaction expense amount	(30,000)	(10,000)
Purchase price received in cash	6,500,000	2,000,000

Schedule of principal terms and position

The principal terms of the two notes are identical and are set out below.

Term	Position
Coupon	9% per annum on the outstanding balance, computed on a 360-day year of twelve 30-day months, compounding daily and not payable periodically

Default rate	The lesser of 22% per annum and the maximum rate permitted by law

Repayment profile	A single bullet at maturity of principal, accrued interest, fees and charges. Nothing amortises and no interest is payable before maturity

Prepayment	Permitted, subject to a make-whole under which interest that would have accrued to maturity is payable on any amount repaid early, including on acceleration, change of control, asset sale or refinancing

Mandatory prepayment	On receipt of the proceeds of any fundraising or financing transaction, the lesser of 5% of the amount raised and the outstanding balance, within two trading days

Trigger events	Non-payment within one day, insolvency, an unvacated money judgment exceeding USD 250,000 for 20 days, and breach of any other financing agreement exceeding USD 500,000, which operates as a cross-default

Effect of a trigger event	The lender may increase the outstanding balance by 20% for each major trigger event and 5% for each minor one, in each case up to twice

Security	Security Agreement and Intellectual Property Security Agreement, both dated 12 February 2026, described below

Carrying amount at 30 June 2026	USD 8,662,042 for the two notes combined

Schedule of measurement at amortised cost

USD unless stated	Note 1	Note 2
Proceeds on issue	6,500,000	2,000,000
Placement fee — Maxim Group LLC	(455,000)	(140,000)
Initial carrying amount	6,045,000	1,860,000
Amount payable at maturity	7,784,962	2,396,215
Effective interest rate, per annum	28.78%	28.83%
Days from issue to 30 June 2026	138	112
Interest accreted to 30 June 2026	606,698	150,344
Carrying amount at 30 June 2026	6,651,698	2,010,344

Schedule of intellectual property agreement

Assets subject to the Streeterville security	USD
Total assets of the segments containing the debtor entities	188,972,682
Less goodwill recognised on consolidation	(143,427,134)
Less real property, expressly excluded from the collateral	(4,977,844)
Indicative carrying amount of assets pledged	40,567,704

Schedule of note purchase agreement terms and position

Term	Position
Effective date	11 February 2026

Principal	USD 12,000,000, inclusive of the original issue discount and the transaction expense amount

Cash purchase price	USD 9,370,000, being principal of USD 12,000,000 less an original issue discount of USD 2,600,000 and a transaction expense amount of USD 30,000, both deemed fully earned and non-refundable at closing

Coupon	Approximately 14% per annum

Tenor	Twelve months from Month 1, being March 2026, with principal amortisation commencing in Month 10

Use of proceeds	To fund the cash component of the VIS Networks acquisition and to refinance commercial property indebtedness of VIS Networks

Security	First-priority security interests over the assets of the Company, Raptor300 Inc, Braiin LLC, Connect Simple Pty Ltd and VIS Networks Private Limited; the intellectual property of those entities under an Intellectual Property Security Agreement; a pledge of equity interests in specified subsidiaries; and a guaranty from the subsidiaries

Carrying amount at 30 June 2026	USD 9,780,990, being promissory notes of USD 18,443,032 less the Streeterville notes

Schedule of settlement of borrowings outstanding

All borrowings outstanding at 30 June 2025 other than one convertible note were settled between 12 February and 13 March 2026, the cash settlements from the proceeds of the Nasdaq listing and the Simple Agreements for Future Equity by the issue of ordinary shares on listing.

	At 30 Jun 2025 principal	At 30 Jun 2025 accrued interest	Principal settled	Interest paid
Karmic Trading loan facility	163,861	42,106	170,125	41,830
Convertible notes — two holders	39,327	10,028	36,268	11,787
Promissory notes — seven holders	1,154,188	318,714	1,154,188	468,113
SAFE instruments — Braiin LLC	875,000	–	Converted	–
SAFE instruments — Raptor300 Inc	1,054,667	–	Converted	–

Schedule of Conversion of simple agreements for future equity
	Carrying amount USD	Fair value of shares issued USD	Loss on extinguishment USD
Braiin LLC round	1,250,000	1,785,811	535,811
Raptor300 Inc round	1,054,667	1,506,828	452,161
	2,304,667	3,292,639	987,972